Stockholders' Equity - Preferred Stock (FY) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Class of Stock [Line Items]
Preferred stock, shares authorized (shares)	10,000,000	10,000,000	10,000,000
Preferred stock, par value (USD per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, outstanding (shares)	0	0	0
Series A Junior Participating Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (shares)	1,000,000
Series B 8% Cumulative Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (shares)	800
Preferred stock dividend rate	8.00%
Series C 6% Cumulative Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (shares)	600
Preferred stock dividend rate	6.00%